Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 214,020	$ 162,668	$ 147,217
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	40,177	69,456	62,435
Provision for credit losses (recoveries)	2,396	(3,128)	8,491
Share-based payments and settlements	17,077	15,151	15,245
Net realized (gains) losses on available-for-sale investments	19	239	(1,220)
Net (gains) losses on other real estate owned	(448)	53	104
(Increase) decrease in carrying value of equity method investments	(39)	(123)	(1,298)
Dividends received from equity method investments	169	442	2,845
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	219,271	251,349	188,150
Cash flows from investing activities
Short-term investments other than restricted cash: proceeds from maturities and sales	2,745,132	2,365,631	2,214,870
Short-term investments other than restricted cash: purchases	(2,548,734)	(2,748,942)	(1,815,887)
Available-for-sale investments: proceeds from sale	7,631	189,417	352,965
Available-for-sale investments: proceeds from maturities and pay downs	230,718	650,347	565,028
Available-for-sale investments: purchases	(83,900)	(1,771,776)	(1,313,884)
Held-to-maturity investments: proceeds from maturities and pay downs	403,424	652,359	538,345
Held-to-maturity investments: purchases	(383,332)	(1,233,329)	(533,379)
Net (increase) decrease in loans to third parties	(90,185)	(99,007)	25,555
Additions to premises, equipment and computer software	(26,876)	(15,724)	(20,566)
Proceeds from sale of other real estate owned	1,909	4,430	0
Cash provided by (used in) investing activities	292,023	(1,905,662)	(41,709)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(415,566)	642,815	692,635
Issuance of subordinated capital, net of underwriting fees	0	0	97,647
Repayment of long-term debt	0	0	(70,000)
Common shares repurchased	(3,897)	(19,754)	(86,640)
Proceeds from stock option exercises	0	0	1,739
Cash dividends paid on common shares	(87,343)	(87,285)	(88,932)
Cash provided by (used in) financing activities	(506,806)	535,776	546,449
Cash, cash equivalents and restricted cash: beginning of year	2,203,497	3,314,498	2,578,901
Cash, cash equivalents and restricted cash: end of year	2,116,546	2,203,497	3,314,498
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	2,100,787	2,179,833	3,289,592
Restricted cash included in short-term investments on the consolidated balance sheets	15,759	23,664	24,906
Total cash, cash equivalents and restricted cash at end of year	2,116,546	2,203,497	3,314,498
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	1,603	704	314
Transfer of available-for-sale investments to held-to-maturity investments	998,157	0	0
Initial recognition of right-of-use assets and operating lease liabilities	3,476	1,575	323
Reduction in net loans due to initial adoption of a current expected credit loss model	0	0	7,841
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	214,020	162,668	147,217
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	14,922	28,617	26,562
Provision for credit losses (recoveries)	1,226	(2,206)	8,750
Share-based payments and settlements	17,077	15,151	15,245
Net change in equity securities at fair value	(14)	7,096	102
Net realized (gains) losses on available-for-sale investments	0	0	(702)
Net (gains) losses on other real estate owned	(9)	84	104
(Increase) decrease in carrying value of equity method investments	120	31	(1,376)
Dividends received from equity method investments	12	291	2,710
Equity in undistributed earnings of subsidiaries	(82,150)	(30,653)	20,757
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(25,888)	10,665	754
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	15,386	(14,597)	9,456
Cash provided by (used in) operating activities	154,702	177,147	229,579
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	36,236	100,932	(54,756)
Short-term investments other than restricted cash: proceeds from maturities and sales	821,645	163,396	68,272
Short-term investments other than restricted cash: purchases	(666,837)	(391,996)	(35,319)
Available-for-sale investments: proceeds from sale	0	367	205,770
Available-for-sale investments: proceeds from maturities and pay downs	112,274	299,367	295,547
Available-for-sale investments: purchases	(44,504)	(669,391)	(317,451)
Held-to-maturity investments: proceeds from maturities and pay downs	158,665	269,311	229,576
Held-to-maturity investments: purchases	(203,867)	(316,820)	(195,898)
Net (increase) decrease in loans to third parties	125,215	60,395	8,263
Additions to premises, equipment and computer software	(20,567)	(10,372)	(11,313)
Proceeds from sale of other real estate owned	730	314	0
Injection of capital in subsidiary	(6,083)	(1,465)	(1,522)
Return of capital from a subsidiary	0	0	3,314
Cash provided by (used in) investing activities	330,286	(499,213)	192,491
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(265,270)	(192,756)	630,141
Issuance of subordinated capital, net of underwriting fees	0	0	97,647
Repayment of long-term debt	0	0	(70,000)
Common shares repurchased	(3,897)	(19,754)	(86,640)
Proceeds from stock option exercises	0	0	1,739
Cash dividends paid on common shares	(87,343)	(87,285)	(88,932)
Cash provided by (used in) financing activities	(356,510)	(299,795)	483,955
Net increase (decrease) in cash, cash equivalent and restricted cash	128,478	(621,861)	906,025
Cash, cash equivalents and restricted cash: beginning of year	782,415	1,404,276	498,251
Cash, cash equivalents and restricted cash: end of year	910,893	782,415	1,404,276
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	904,371	768,325	1,387,999
Restricted cash included in short-term investments on the consolidated balance sheets	6,522	14,090	16,277
Total cash, cash equivalents and restricted cash at end of year	910,893	782,415	1,404,276
Supplemental disclosure of cash flow information
Cash interest paid	18,680	15,156	19,532
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	830	307	314
Transfer of available-for-sale investments to held-to-maturity investments	364,983	0	0
Initial recognition of right-of-use assets and operating lease liabilities	0	536	0
Reduction in net loans due to initial adoption of a current expected credit loss model	0	0	3,899
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	13,534	135	(428)
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ 3,845	$ (3,386)	$ (1,564)